Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	54-1345888
Plan number	002
Participant loan, interest rate	50.00%
Participant loan, current value	$ 34,907
Investments, at fair value	4,446,081	$ 3,839,677
Total Investments	$ 4,480,988
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	3.75%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	10.50%
Participant-directed brokerage accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, at fair value	$ 152,848
Investment, Identifier [Axis]: CACI International Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	165,180
Investment, Identifier [Axis]: PIMCO Inflation Response Multi-Asset Fund Institution
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	22,680
Investment, Identifier [Axis]: Prudential Core Plus Bond
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	53,491
Investment, Identifier [Axis]: T. Rowe Institutional Small-Cap Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	58,510
Investment, Identifier [Axis]: T. Rowe Price Blue Chip Growth Trust T4
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	311,471
Investment, Identifier [Axis]: T. Rowe Price Communications & Tech Fund I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	150,372
Investment, Identifier [Axis]: T. Rowe Price Health Sciences Fund I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	92,436
Investment, Identifier [Axis]: T. Rowe Price International Growth Equity Trust D
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	47,400
Investment, Identifier [Axis]: T. Rowe Price Retirement 2005 Active Trust E
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	7,233
Investment, Identifier [Axis]: T. Rowe Price Retirement 2010 Active Trust E
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	13,928
Investment, Identifier [Axis]: T. Rowe Price Retirement 2015 Active Trust E
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	27,436
Investment, Identifier [Axis]: T. Rowe Price Retirement 2020 Active Trust E
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	93,368
Investment, Identifier [Axis]: T. Rowe Price Retirement 2025 Active Trust E
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	215,247
Investment, Identifier [Axis]: T. Rowe Price Retirement 2030 Active Trust E
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	356,927
Investment, Identifier [Axis]: T. Rowe Price Retirement 2035 Active Trust E
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	369,355
Investment, Identifier [Axis]: T. Rowe Price Retirement 2040 Active Trust E
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	355,724
Investment, Identifier [Axis]: T. Rowe Price Retirement 2045 Active Trust D
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	21
Investment, Identifier [Axis]: T. Rowe Price Retirement 2045 Active Trust E
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	341,642
Investment, Identifier [Axis]: T. Rowe Price Retirement 2050 Active Trust D
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	13
Investment, Identifier [Axis]: T. Rowe Price Retirement 2050 Active Trust E
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	244,596
Investment, Identifier [Axis]: T. Rowe Price Retirement 2055 Active Trust E
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	153,445
Investment, Identifier [Axis]: T. Rowe Price Retirement 2060 Active Trust D
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5
Investment, Identifier [Axis]: T. Rowe Price Retirement 2060 Active Trust E
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	96,278
Investment, Identifier [Axis]: T. Rowe Price Retirement 2065 Active Trust E
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	37,139
Investment, Identifier [Axis]: T. Rowe Price Retirement 2070 Active Trust E
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	564
Investment, Identifier [Axis]: T. Rowe Price Stable Value Common Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	156,988
Investment, Identifier [Axis]: T. Rowe Price U.S. Value Equity Trust C
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	89,613
Investment, Identifier [Axis]: Vanguard Inst TTL International Stock Index
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	70,365
Investment, Identifier [Axis]: Vanguard Institutional 500 Index TR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	520,298
Investment, Identifier [Axis]: Vanguard International TTL BD MKT Index TR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	48,414
Investment, Identifier [Axis]: Vanguard Mid-Cap Index, Institutional Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	127,809
Investment, Identifier [Axis]: Vanguard Small Cap Index, Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	64,639
Investment, Identifier [Axis]: Vanguard Treasury Money Market Investment
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 646